Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research and Development Expenses
Research and Development Expenses

20. Research and Development Expenses

        Research and development expenses are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Clinical trial related costs	45,250	38,589	24,690
Personnel compensation and related costs	24,848	21,698	17,339
Other research and development expenses	5,425	6,584	5,339

	75,523	66,871	47,368